Warrant Liability	12 Months Ended
Jul. 31, 2021
Warrant Liability
Warrant Liability

6. Warrant Liability

On February 26, 2021, the Company issued 5,882,353 Public Offering Warrants (as defined below) in connection with the public offering – see Note 7(b(vii)) and on April 12, 2021, the Company issued 882,352 Over-allotment Warrants (as defined below) in connection with the exercise of the Over-allotment Option – see Note 7(b(vii)) (together “Publicly Traded Warrants”).

Since the warrants had an exercise price denominated in a different currency (US Dollars) than the functional currency of the Company at the time of the grant, these warrants were recorded at their fair value as a derivative liability and were revalued at April 30, 2021.

The fair value of the Public Offering Warrants at the issuance date was $13,615,779 based on the Black-Scholes option pricing model using the following assumptions: share price - $3.4; exercise price - $5.31; expected life – 5 years; annualized volatility – 100%; dividend yield – 0%; risk free rate – 0.88.

The fair value of the Over-allotment Warrants at the issuance date was $1,632,351 and was based on the closing price of the warrants traded on NASDAQ on April 11, 2021

At April 30, 2021 the fair value of the Publicly Traded Warrants was $6,899,999 based on the market trading closing price on that day.

As a result, for the period ended April 30, 2021, the Company recorded a gain on the revaluation of the total warrant liability of $8,879,162 in the consolidated statements of operations and comprehensive loss.

Following the change in the functional currency of the Company on May 1, 2021, the warrant liability as of April 30, 2021 ($6,621,347) was reclassified to warrant reserve in the consolidated Statements of change in Shareholders’ Equity.

In addition, certain warrants with an exercise price denominated in Canadian dollars are now being treated as a warrant liability, since the exercise price is denominated in a currency different than the functional currency of the Company. The fair value of these warrants, based on the Black-Scholes, as of May 1, 2021 and July 31, 2021 was $278,651 and $199,458, respectively, and is included in warrant liabilities. As a result, the Company recorded ad a gain in the fair value of the warrant liability of $8,963,348 for the year.

The following assumptions were used to determine the fair value at May 1, 2021 and at July 31, 2021: share price - $4.51 and $6.42; exercise price - $29.30; expected life – 1 year to 1.25 years; annualized volatility – 100%; dividend yield – 0%; risk free rate – 0.93% and 0.81%.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)